Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 340	$ 153	$ 427	$ (370)	$ 4
Depreciation and amortization	1,036	820	3,466	1,771	0
Amortization of deferred financing costs	18	12	121	15	0
Changes in assets and liabilities:
Accounts Receivable and other assets	61	269	240	(333)	0
Accounts payable and accrued expenses	(114)	(94)	164	1,075	(1)
Other liabilities	40	4	66	38	0
Cash flow from operating activities	1,381	1,164	4,484	2,196	3
Cash flows from investing activities:
Acquisition of real estate properties			(15,781)	(18,244)	0
Capital expenditures	(244)	(260)	(1,148)	(868)	0
(Increase) decrease in restricted cash	(26)	(132)	1	324	0
Cash flow from investing activities	(270)	(392)	(16,928)	(18,788)	0
Cash flows from financing activities:
Proceeds from issuance of preferred stock	0	101	100	0	0
Proceeds from issuance of common stock	102	3,000	3,193	0	0
Proceeds from issuance of non-controlling interests			3,500	1,250	0
Proceeds from mortgage indebtedness			10,238	17,600	0
Proceeds from repayment of short-term notes			0	0	(200)
Issuance of short-term notes			0	0	200
Proceeds from subscriptions			0	0	1,130
Subscriptions payable			0	0	(1,130)
Payments for deferred financing costs	(102)	(3)	7	(338)	0
Distributions on preferred stock			(15)	0	0
Distributions on common stock	(50)	(3)	(149)	(5)	0
Distributions to non-controlling interests	(866)	(760)	(3,004)	(1,017)	0
Net cash from financing activities	(916)	2,335	13,870	17,490	0
Net change in cash and cash equivalents	195	3,107	1,426	898	3
Cash and cash equivalents at the beginning of the period	2,533	1,107	1,107	209	206
Cash and cash equivalents at the end of the period	2,728	4,214	2,533	1,107	209
Supplemental cash flow information:
Cash paid for interest	871	787	3,271	1,727	0
Mortgage indebtedness assumed to acquire real estate properties			0	64,575	0
Non-controlling interests issued to acquire real estate properties			$ 0	$ 47,233	$ 0